Contingencies - Summary of Breakdown and Changes in Provisions Whose Unfavorable Outcome is Probable (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of other provisions [line items]
Beginning balance	$ 3,232	R$ 12,523	R$ 5,177
Additions, net of reversals	2,975	11,529	10,644
Payments	(1,062)	(4,117)	(3,298)
Ending balance	$ 5,145	19,935	12,523
Labor [member]
Disclosure of other provisions [line items]
Beginning balance		823	492
Additions, net of reversals		(135)	383
Payments		(190)	(52)
Ending balance		498	823
Civil [member]
Disclosure of other provisions [line items]
Beginning balance		1,023	1,230
Additions, net of reversals		5,550	3,039
Payments		(3,927)	(3,246)
Ending balance		2,646	1,023
VAT taxes Brazil (PIS and COFINS) [member]
Disclosure of other provisions [line items]
Beginning balance		10,677	3,455
Additions, net of reversals		6,114	7,222
Payments		0
Ending balance		R$ 16,791	R$ 10,677